Segment information - Analysis of revenue by product (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Revenue	£ 11,233	£ 11,302	£ 10,858
Oral Health
Disclosure of products and services [line items]
Revenue	3,312	3,136	2,957
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	1,696	1,640	1,675
Pain Relief
Disclosure of products and services [line items]
Revenue	2,564	2,652	2,551
Respiratory Health
Disclosure of products and services [line items]
Revenue	1,677	1,736	1,579
Digestive Health and Other
Disclosure of products and services [line items]
Revenue	£ 1,984	£ 2,138	£ 2,096